Accounting Policies, by Policy (Policies)		4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period and accompanying notes including those related to the useful lives and recoverability of long-lived and intangible assets, valuation of warrants for preferred and common units, valuation of embedded derivatives, income taxes and equity-based compensation, among others. NextNav bases estimates on historical experience, anticipated results and various other assumptions, including assumptions of future events, it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets, liabilities, equity, revenue and expenses, that are not readily apparent from other sources. Actual results and outcomes could differ materially from these estimates and assumptions.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements’ recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes

NextNav is a limited liability company, organized as a partnership, and as such, NextNav is generally not subject to federal, state or local income tax directly. Rather, each member is subject to income taxation based on the member’s portion of NextNav’s income or loss. NextNav’s non-operating subsidiary, Commlabs, is taxed as a U.S. corporation. NextNav’s Indian subsidiary, Commlabs Technology Centre Pvt. Ltd. (“Commlabs India”), is taxed as a corporation in India and, as such, is subject to Indian entity-level income tax.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using currently enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment. Valuation allowances are recorded against deferred tax assets when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning in evaluating whether it is more likely than not that deferred tax assets will be realized.

NextNav determines whether a tax position is more likely than not to be sustained upon examination based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. NextNav adjusts its estimated liabilities for uncertain tax positions periodically because of ongoing examinations by, and settlements with, the various taxing authorities, as well as changes in tax laws, regulations and interpretations.

NextNav has not been assessed interest or penalties by taxing jurisdictions. In the event NextNav is assessed interest and/or penalties, those costs will be classified in the consolidated statements of comprehensive loss as income tax expense, when it is more likely than not it will be incurred.

The U.S. Federal jurisdiction and the State of California are the major tax jurisdictions where the Company files income tax returns. The Company is generally subject to U.S. Federal or State examinations by tax authorities and for the Company’s tax returns from years 2017 to 2020 remain subject to examination by tax authorities.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Developments Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize lease assets and lease liabilities on the Consolidated Balance Sheet for those leases classified as operating leases under current U.S. GAAP. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the Consolidated Balance Sheet. The new guidance also requires qualitative and quantitative disclosures related to the nature, timing and uncertainty of cash flows arising from leases. The guidance is effective for the Company’s fiscal year beginning January 1, 2022, with early adoption permitted, and is required to be implemented using a modified retrospective approach. The Company is currently assessing the impact of the new standard on its financial statements, but anticipates a material increase in assets and liabilities due to the recognition of the required right-of-use asset and corresponding lease liability for all lease obligations that are currently classified as operating leases, such as real estate leases for corporate headquarters and site/shelter leases, as well as additional disclosure on all its lease obligations. The Consolidated Statement of Comprehensive Loss recognition of lease expense is not expected to significantly change from the current methodology.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), which requires that an entity measure and recognize expected credit losses for financial assets held at amortized cost and replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that requires consideration of a broader range of information to estimate credit losses. The guidance also modifies the impairment model for available-for-sale debt securities. ASU 2016-13 is effective for the Company’s fiscal year beginning January 1, 2023. The Company is continuing to assess the potential impacts of ASU 2016-13 on its financial statements.

Cash and Cash Equivalents					Cash and Cash Equivalents Cash and cash equivalents include all cash in banks and highly liquid investments with an original maturity of three months or less when purchased.
Fair Value Measurements

Fair Value Measurements

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed balance sheet. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses, due to related parties are estimated to approximate the carrying values as of September 30, 2021 and December 31, 2020 due to the short maturities of such instruments.

At September 30, 2021, there were 10,000,000 Public Warrants and 8,750,000 Private Placement Warrants outstanding.

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability – Public Warrants	$15,900,000	$15,900,000	$—	$—

Warrant Liability – Private Placement Warrants	$16,012,500	$—	$—	$16,012,500
Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability – Public Warrants	$11,200,000	$11,200,000	$—	$—

Warrant Liability – Private Placement Warrants	$11,812,500	$—	$—	$11,812,500

The Company utilizes a Monte Carlo simulation model to value the warrants at each reporting period, with changes in fair value recognized in the condensed statements of operations. If quoted prices exist for the Public Warrants, which was the case for September 30, 2021 and December 31, 2020, the quoted price is used. The estimated fair value of the warrant liability is determined using Level 3 inputs if quoted prices do not exist. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the three and nine month periods ended September 30, 2021.

The following table provides quantitative information regarding Level 3 fair value measurements for the Private Placement Warrants as of September 30, 2021 and December 31, 2020:

Private Placement Warrants	As of September 30, 2021		As of December 31, 2020
Stock price	$10.12		$10.06
Strike price	$11.50		$11.50
Term (in years)	5.1		6.3
Volatility (pre/post business combination)	12	%/26%	10	%/25%
Risk-free rate	1.0%		0.4%
Dividend yield	0.0%		0.0%
Probability of business combination	95%		85%
Redemption Price	$—		$—
Fair value of warrants	$1.83		$1.35

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, the Company used the market quote to calculate fair value, which was $1.59 at September 30, 2021 and $1.12 at December 31, 2020.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$11,812,500	$11,200,000	$23,012,500
Change in fair value of warrant liability	4,200,000	4,700,000	8,900,000
Fair value as of September 30, 2021	$16,012,500	$15,900,000	$31,912,500

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. As of September 30, 2021, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480.

Class A common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of September 30, 2021, 20,000,000 Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed balance sheets.

Net Loss Per Common Share

Net Loss Per Common Share

Net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for each of the periods. The calculation of diluted net loss per common share does not consider the effect of the warrants issued in connection with the (i) IPO, (ii) exercise of over-allotment and (iii) Private Placement since the exercise price of the warrants is in excess of the average common stock price for the period and therefore the inclusion of such warrants would be anti-dilutive. The warrants are exercisable to purchase 18,750,000 shares of Class A common stock in the aggregate.

The Company’s condensed statements of operations include a presentation of net loss per share for Class A common stock subject to possible redemption in a manner similar to the two-class method of net loss per common share. Net loss per common share, basic and diluted, for redeemable Class A common stock is calculated by dividing the net loss allocable to Class A common stock subject to possible redemption, by the weighted average number of redeemable Class A common stock outstanding since original issuance. Net loss per common stock, basic and diluted, for non-redeemable Class B common stock is calculated by dividing net loss allocable to non-redeemable Class B common stock, by the weighted average number of shares of non-redeemable Class B common stock outstanding for the periods. Shares of non-redeemable Class B common stock include the founder shares as these common shares do not have any redemption features and do not participate in the income earned on the Trust Account.

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Class A Common stock subject to possible redemption
Numerator: Net loss allocable to Class A common stock subject to possible redemption	$(6,357,008)	$(9,910,316)
Denominator: Weighted Average Redeemable Class A common stock Basic and Diluted weighted average shares outstanding	20,000,000	20,000,000
Basic and Diluted net loss per share, Redeemable Class A Common Stock	$(0.32)	$(0.50)

Non-Redeemable Class B Common Stock
Numerator: Net loss allocable to non-redeemable Class B common stock	$(1,589,252)	$(2,477,579)
Denominator: Weighted Average Non-Redeemable Class B Common Stock Basic and diluted weighted average shares outstanding	5,000,000	5,000,000
Basic and diluted net loss per share, Non-Redeemable Class B common stock	$(0.32)	$(0.50)

Equity-Based Compensation

Equity-Based Compensation

NextNav incurs equity-based compensation pursuant to units issued to employees and service providers under the 2011 Units Option and Profits Interest Plan, amended in 2020. Measurement of equity-based compensation with employees is based on the estimated grant date fair value of the equity instruments issued. NextNav recognizes equity-based compensation on a straight-line basis over the requisite service period of the grant, which is generally equal to the vesting period. NextNav accounts for forfeitures as they occur.

As part of determining the fair value of NextNav’s outstanding securities and stock-based compensation in the prior year, the Company relied on an Option Pricing Model (“OPM”) to determine the fair value of NextNav’s equity as of the reporting date. Given the increased potential of a merger transaction, during the first quarter of 2021 the Company changed its equity allocation methodology from an OPM to a Probability Weighted Expected Return Method (“PWERM”). The PWERM estimates the value of the Company’s outstanding equity securities based upon an analysis of future values of a company, assuming various future liquidity event outcomes. Each unit’s value is based upon the probability-weighted present value of these expected outcomes, as well as the rights of each equity class. As of September 30, 2021, the Company utilized the PWERM to capture the discrete probabilities and values of the Company’s equity securities under the identified scenarios.

Equity-Based Compensation

NextNav incurs equity-based compensation pursuant to units issued to employees and service providers under the 2011 Units Option and Profits Interest Plan, amended in 2020. Measurement of equity-based compensation with employees is based on the estimated grant date fair value of the equity instruments issued. NextNav recognizes equity-based compensation on a straight-line basis over the requisite service period of the grant, which is generally equal to the vesting period. NextNav accounts for forfeitures as they occur.

Basic and Diluted Net Loss per Common Unit

Basic and diluted net loss per common unit

Basic loss per unit (“EPU”) excludes dilution for common unit equivalents and is computed by dividing net loss available to common unit holders by the weighted-average number of common units outstanding for the period. Diluted EPU is based on the weighted-average number of units of common stock outstanding during each period, adjusted for the effect of dilutive common unit equivalents.

Restricted units are included in the computation of basic EPU as they vest and are included in diluted EPU, to the extent they are dilutive, determined using the treasury stock method.

The following details the determination of the diluted weighted average shares (in thousands, except per share data):

	Nine Months Ended September 30,
	2021	2020
Numerator
Net Loss	$(98,465)	$(23,414)
Less: Change in redemption value of preferred interests	(13,831)	(24,625)
Net Loss attributable to common unit holders	$(112,296)	$(48,039)

Denominator
Weighted average units outstanding – basic and diluted	20,526	15,978
Net loss attributable to common unit holder per unit – basic and diluted	$(5.47)	$(3.01)

The following details anti-dilutive unvested restricted units, as well as the anti-dilutive effects of warrants, stock options and preferred units outstanding (in thousands):

	Nine Months Ended September 30,
	2021	2020
Antidilutive Units Excluded:
Warrants	62,373	53,209
Options	2,440	1,966
Restricted Stock Units	285	359
Preferred Units	84,700	84,700

Basic and Diluted Net Loss per Common Unit

Basic loss per unit (“EPU”) excludes dilution for common unit equivalents and is computed by dividing net loss available to common unit holders by the weighted-average number of common units outstanding for the period. Diluted EPU is based on the weighted-average number of units of common stock outstanding during each period, adjusted for the effect of dilutive common unit equivalents.

Restricted units are included in the computation of basic EPU as they vest and are included in diluted EPU, to the extent they are dilutive, determined using the treasury stock method.

The determination of the diluted weighted average shares is included in the following calculation of EPU:

	Year Ended December 31,
	2020	2019
	(in thousands)
Numerator
Net loss	$137,336	$18,302
Less cumulative change in redemption value of temporary equity	33,072	80,468
Net loss attributable to common unitholders	170,408	98,770

Denominator
Weighted average units – basic and diluted	16,853	15,742

Basic and diluted loss per unit	$10.11	$6.27

The following details anti-dilutive unvested restricted units, as well as the anti-dilutive effects of stock options and preferred units outstanding:

Antidilutive Units Excluded	December 31,
	2020	2019
	(in thousands)
Warrants	53,209	50,792
Options	2,024	2,302
Restricted stock units	484	504
Preferred units	84,700	84,700

Segments

Segments

NextNav operates as one operating segment. NextNav’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on an entity-wide basis for purposes of making operating decisions, assessing financial performance and allocating resources. Substantially all long-lived tangible assets are located in the United States.

For the year ended December 31, 2020, three customers accounted for 53%, 27%, and 18% of total revenue. For the year ended December 31, 2019, one customer accounted for 93% of total revenue.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s foreign subsidiaries is generally the local currency. Assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the Consolidated Balance Sheet date. Operating accounts are translated at an average rate of exchange for the respective accounting periods. Translation adjustments resulting from the process of translating foreign currency financial statements into U.S. dollars are reported as a component of accumulated other comprehensive loss. Transaction gains and losses reflected in the functional currencies are charged to income or expense at the time of the transaction.

Net transaction gains (losses) from foreign currency contracts recorded in the consolidated statements of comprehensive loss were immaterial for the fiscal years ended December 31, 2020 and 2019. The only components of other comprehensive loss are currency translation adjustments for all periods presented. No income tax expense was allocated to the currency translation adjustments.

Restricted Cash

Restricted Cash

Restricted cash represents deposits held in escrow in exchange for a letter of credit. The obligation under the letter of credit was satisfied subsequent to December 31, 2020 and the restriction has since been removed.

Property and Equipment and Network under Construction

Property and Equipment and Network under Construction

Property and equipment and network under construction are recorded at cost, net of accumulated depreciation. Interest is capitalized during the construction phase of network capital projects. Employee-related costs for construction of network assets are also capitalized during the construction phase. Expenditures for maintenance and repairs that do not materially extend the useful lives of property and equipment are charged to Cost of Goods Sold (“COGS”) as incurred. When property or equipment is retired or otherwise disposed of, the property accounts are relieved of costs and accumulated depreciation and any resulting gain or loss is included in the Consolidated Statements of Comprehensive Loss.

NextNav records asset retirement obligations associated with the contractually required removal of property and equipment assets from leased properties. When an asset retirement obligation is identified, NextNav records the fair value of the obligation discounted at present value as a liability. The fair value of the obligation is also capitalized as property and equipment, which is amortized over the estimated remaining useful life of the associated asset. Accretion expense on the liability is recognized over the estimated life of the related assets.

Asset retirement obligations for the years ended December 31, 2020 and 2019 are:

	Year Ended December 31,
	(in thousands)
	2020	2019 Restated
Beginning Balance	$501	$474
Liabilities incurred	55	—
Liabilities settled	(37)	—
Accretion	71	27
Ending Balance	$590	$501

Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Network under construction	5–10 years upon being placed into production
Office equipment and furniture	2–5 years
Leasehold improvements	Shorter of the useful life or lease term

Software Development Costs

Software Development Costs

Research and development costs to develop software to be sold, leased or marketed are expensed as incurred up to the point of technological feasibility for the related software product. We have not capitalized development costs for software to be sold, leased or marketed to date, as the software development process is essentially completed concurrent with the establishment of technological feasibility. As such, these costs are expensed as incurred and recognized in research and development costs in the Consolidated Statements of Comprehensive Loss.

Software developed for internal use, with no substantive plans to market such software at the time of development, are capitalized and included in intangible assets in the Consolidated Balance Sheets. Costs incurred during the preliminary planning and evaluation and post implementation stages of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. In 2020, we capitalized $0.7 million of development costs related to internal use software. No costs were capitalized in 2019 related to internal use software. Internal use software is amortized over a 3 year useful life. Amortization was $63 thousand for the year ended December 31, 2020. There was no amortization expense for 2019.

Long Lived Assets

Long Lived Assets

NextNav’s property and equipment and network under construction are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, impairment is determined by comparing the carrying value of these long-lived assets to management’s probability weighted estimate of the future undiscounted cash flows expected to result from the use of the asset or asset group. In the event an impairment exists, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the asset group.

Revenue

Revenue

NextNav derives its revenue from indoor and dense-urban positioning technology, products and services including revenue generated through technology demonstration and assessment contracts with government customers, support services provided to government customers, sales of equipment, and licensing of proprietary technology.

NextNav recognizes revenue when an arrangement exists, services, equipment or access to licensed technology are delivered, the transaction price is determined, the arrangement has commercial substance, payment terms are determined and collection of consideration is probable.

The Company sells software licenses and services through arrangements that may bundle software, equipment, and other services. When the Company determines that it has separate distinct performance obligations, the Company allocates the bundled contract price among the various performance obligations based on each deliverable’s stand-alone selling price. If the stand-alone selling price is not directly observable, the Company estimates the amount to be allocated for each performance obligation based on observable market transactions. When the Company determines the performance obligations are not distinct, the Company recognizes revenue on a combined basis as the obligation is satisfied. To the extent the Company’s contracts include variable consideration, the transaction price includes both fixed and variable consideration. The variable consideration contained within the Company’s contracts with customers may include discounts, credits and other similar items. When a contract includes variable consideration, the Company evaluates the estimate of the variable consideration to determine whether the estimate needs to be constrained; therefore, the Company includes the variable consideration in the transaction price only to the extent that it is probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

NextNav recognizes equipment sales and the related costs when title to the equipment (and the risks and rewards of ownership) passes to the customer, typically upon shipment. Customers do not have rights of return without prior consent from NextNav. Revenue pursuant to licensing agreements for NextNav’s technology represent performance obligations that are satisfied over time. NextNav recognizes support services ratably over the periods in which the services are provided; the related costs are expensed as incurred.

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables, and deferred revenue on the Consolidated Balance Sheets. The Company bills amounts under its agreed-upon contractual terms at periodic intervals for services, upon shipment for equipment, or upon achievement of contractual milestones or as work progresses. Billing may occur subsequent to revenue recognition, resulting in accounts receivable. The Company may also receive payments from customers before revenue is recognized, resulting in deferred revenue.

NextNav recognized revenue under two customer contracts in 2019 and four in 2020.

The following table presents the Company’s revenue disaggregated by category and source (in thousands):

	Year Ended December 31,
	2020	2019
	(in thousands)
Government contracts	$416	$152
Equipment sales	113	12
Other	40	—
Total revenue	$569	$164

As of December 31, 2020, revenues expected to be recognized in the future related to performance obligations that are unsatisfied for non-cancellable contracts is $303 thousand. The Company expects to recognize this revenue in 2021.

Cost of Goods Sold

Cost of Goods Sold

Cost of Goods Sold (“COGS”) consist of personnel-related expenses, including salaries, benefits and stock-based compensation, and allocated facility costs for our operations and manufacturing teams. COGS also includes expenses for site leases, cost of equipment, and professional services related to the installation and maintenance of the equipment at each leased site.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred and primarily include the compensation and benefits costs incurred to develop NextNav’s first-generation beacon hardware and software, the TerraPoiNT service and the Pinnacle service.

Indefinite-Lived Intangible assets

Indefinite-Lived Intangible assets

NextNav holds wireless Multilateration Location and Monitoring Service (“LMS”) licenses. Certain general regulatory requirements apply to all licensed wireless spectrum, including, for example, certain build-out or “substantial service” requirements, which generally must be satisfied as a condition to the license. NextNav is actively engaged in either meeting such requirements currently or seeking an extension of such requirements from the Federal Communications Commission (“FCC”) for each of its LMS licenses. Although licenses are issued by the FCC for only a fixed time, ten years, such licenses are subject to renewal by the FCC, based on the achievement of certain milestones and a finding that such renewal would serve the public interest. Upon renewal, the licenses are granted for additional ten-year periods. All of NextNav’s licenses are up for renewal at the same time. Renewal of NextNav’s licenses has occurred previously and at nominal cost. As a result, NextNav treats its wireless LMS spectrum licenses as an indefinite-lived intangible asset. NextNav reevaluates the useful life determination for wireless licenses each year to determine whether events and circumstances continue to support an indefinite useful life. Costs incurred to maintain the FCC licenses are recorded in operating expenses.

NextNav assesses indefinite-lived intangible assets for potential impairment annually as of October 1 or during the year if an event or other circumstance indicates that NextNav may not be able to recover the carrying amount of the asset. In evaluating indefinite-lived intangible assets for impairment, NextNav first assesses qualitative factors to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. If NextNav concludes that it is not more likely than not that the fair value of the asset is less than its carrying value, then no further testing is required. However, if NextNav concludes that it is more likely than not that the fair value of the asset is less than its carrying value, then NextNav performs a two-step impairment test to identify potential impairment and measures the amount of impairment it will recognize, if any.

Based on its qualitative assessment performed for the years ended December 31, 2020 and 2019, NextNav concluded that it was not more likely than not that the fair value of its indefinite-lived asset is less than its carrying amount, and as such, no impairment exists.

Adopted Accounting Pronouncements

Adopted Accounting Pronouncements

Effective January 1, 2020, NextNav adopted ASU 2019-08 Compensation — Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements — Share-Based Consideration

Payable to a Customer Provides guidance specific to the recognition of share-based consideration payable to a customer. Adoption of ASU 2019-08 did not have a material impact on NextNav’s consolidated financial statements and related disclosures and no cumulative adjustment was recorded.

Spartacus Acquisition Shelf Corp. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules of the Securities and Exchange Commission (the “SEC”).

In preparing the accompanying financial statements, the Company considered disclosures of events occurring after May 31, 2021 through June 15, 2021. Based on this review, other than those described in Note 4, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

Basis of Presentation

The accompanying unaudited consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the period from May 21, 2021 (inception) through September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Use of Estimates

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of May 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company’s management determined that the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the period from May 21, 2021 (inception) through May 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The provision for income taxes was deemed immaterial for the period ending May 31, 2021.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company’s management determined that the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the period from May 21, 2021 (inception) through September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The provision for income taxes was deemed immaterial for the period ending September 30, 2021.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Spartacus Acquisition Corp [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes”. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company’s management determined that the United States is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties for the period from August 10, 2020 (inception) through December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Basis of Presentation

Basis of Presentation

The accompanying financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The interim results for the three months and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Amendment No. 1 to its Annual Report on Form 10-K/A for the year ended December 31, 2020 as filed with the SEC on May 12, 2021 (the “10-K/A”), which contains the audited financial statements and notes thereto.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021.

Warrant Liability

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in the statements of operations. The fair value of the warrants was initially estimated using a Monte Carlo simulation approach (see below in this Note 3).

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in the condensed statements of operations. The fair value of the warrants was estimated using a Monte Carlo simulation approach.

Investment Held in Trust Account

Investment and Cash Held in Trust Account

At December 31, 2020, the assets held in the Trust Account were held in cash and U.S. Treasury securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with Financial Statements Accounting Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Investment Held in Trust Account

At September 30, 2021, the assets held in the Trust account were held in cash in the form of money market funds, with accrued income recorded at fair value. At December 31, 2020, the assets held in the Trust Account were held in cash and U.S. Treasury securities. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “Interest earned on cash and marketable securities held in Trust Account” line item in the statements of operations for the nine months ended September 30, 2021. There was no such amortization or accretion during the three months ended September 30, 2021. Interest income is recognized when earned.

Fair Value Measurements

Fair Value Measurements

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed balance sheet. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses, due to related parties are estimated to approximate the carrying values as of December 31, 2020 due to the short maturities of such instruments.

At December 31, 2020, assets held in the Trust Account were comprised of $5,071 in money market funds and $203,023,911 in U.S. Treasury securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

At December 31, 2020, there were 10,000,000 Public Warrants and 8,750,000 Private Placement Warrants outstanding.

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in trust Account	5,071	5,071	__	__
U.S. Treasury Securities held in Trust Account	203,023,911	203,023,911	—	—
Cash and marketable securities held in Trust Account	$203,028,982	$203,028,982	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,200,000	$11,200,000	$—	$—

Warrant Liability – Private Placement Warrants	$11,812,500	$—	$—	$11,812,500

The Company utilizes a Monte Carlo simulation model to value the warrants at each reporting period, with changes in fair value recognized in the statement of operations. If quoted prices exist for the Public Warrants, which was the case for December 31, 2020, the quoted price is used. The estimated fair value of the warrant liability is determined using Level 3 inputs if quoted prices do not exist. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2020.

The following table provides quantitative information regarding Level 3 fair value measurements for both the Public and Private Placement warrants at of October 19, 2020 and only the private placement warrants as of December 31, 2020:

Public Warrants	At October 19, 2020 (Initial Measurement)
Stock Price	$9.46
Strike Price	$11.50
Term (in years)	7.0
Volatility (pre/post business combination)	10%/22%
Risk-free rate	0.3%
Dividend yield	0.0%
Redemption price	18.00
Fair value of warrants	$1.05
Private Placement Warrants	As of December 31, 2020	At October 19, 2020 (Initial Measurement)
Stock price	$10.06	$9.46
Strike price	$11.50	$11.50
Term (in years)	7.0	7.0
Volatility (pre/post business combination)	10%/25%	10%/22%
Risk-free rate	0.4%	0.3%
Dividend yield	0.0%	0.0%
Redemption Price	$—	$—
Fair value of warrants	$1.35	$1.09

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to the initial measurement, the Company used the market quote to calculate fair value, which was $1.12 at December 31, 2020.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 20, 2020	$—	$—	$—
Initial measurement on October 19, 2020	9,537,500	10,500,000	20,037,500
Change in valuation inputs or other assumptions	2,275,000	700,000	2,975,000

Fair value as of December 31, 2020	$11,812,500	$11,200,000	$23,012,500

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Net Loss Per Common Share

Net Loss Per Common Share

Net loss per common stock is computed by dividing net loss by the weighted-average number of common stock outstanding for each of the periods. The calculation of diluted loss per common stock does not consider the effect of the warrants issued in connection with the (i) IPO, (ii) exercise of over-allotment and (iii) Private Placement since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. The warrants are exercisable to purchase 18,750,000 shares of Class A common stock in the aggregate.

The Company’s statements of operations include a presentation of loss per share for Class A Common Stock subject to possible redemption in a manner similar to the two-class method of loss per common stock. Net income per common stock, basic and diluted, for redeemable Class A Common Stock is calculated by dividing the interest income earned on the Trust Account, by the weighted-average number of redeemable Class A Common Stock outstanding since original issuance. Net loss per common stock, basic and diluted, for non-redeemable Class A and Class B Common Stock is calculated by dividing the net loss, adjusted for income attributable to redeemable Class A Common Stock, by the weighted-average number of non-redeemable Class A and Class B Common Stock outstanding for the periods. Non-redeemable Class B Common Stock include the Founder Shares as these common stocks do not have any redemption features and do not participate in the income earned on the Trust Account.

For the Year ended December 31, 2020
Common stock subject to possible redemption
Numerator: Net income allocable to Class A common stock subject to possible redemption
Amortized Interest income on marketable securities held in trust	$24,142
Less: interest available to be withdrawn for payment of taxes	(24,142)
Net income allocable to Class A common stock subject to possible redemption	$—
Denominator: Weighted-Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	8,663,166
Basic and Diluted net income per share, Redeemable Class A Common Stock	$0.00

Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Loss	$(3,733,764)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(3,733,764)
Denominator: Weighted-Average Non-Redeemable Common Stock
Basic and diluted weighted-average shares outstanding, common stock	6,546,624
Basic and diluted net loss per share, common stock	$(0.57)

Offering Costs

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees that are related to the IPO. Accordingly, on October 19, 2020, offering costs totaling $11,516,309 (consisting of $4,000,000 in underwriters’ discount, $7,000,000 in deferred underwriters’ discount, and $516,309 other offering expenses) have been allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis compared to total proceeds received. Offering costs associated with warrant liabilities have been expensed and presented as non-operating expenses in the statement of operations and offering costs associated with the Class A common stock have been charged to stockholders’ equity.